TAXES BASED ON INCOME (Tables)	12 Months Ended
Jan. 01, 2022
Taxes Based on Income
Taxes based on income
Taxes based on income were as follows:

(In millions)	2021	2020	2019
Current:
U.S. federal tax	$7.3	$1.1	$11.0
State taxes	5.3	1.9	.5
International taxes	229.9	168.5	148.1
	242.5	171.5	159.6
Deferred:
U.S. federal tax	(1.1)	5.0	(168.0)
State taxes	(5.3)	1.6	(8.9)
International taxes	12.5	(.4)	(39.4)
	6.1	6.2	(216.3)
Provision for (benefit from) income taxes	$248.6	$177.7	$(56.7)

The principal items accounting for the difference between taxes
The principal items accounting for the difference between taxes computed at U.S. federal statutory rate and taxes recorded were as follows:

(In millions)	2021	2020	2019
Tax provision computed at U.S. federal statutory rate (1)	$208.5	$154.8	$52.4
Increase (decrease) in taxes resulting from:
State taxes, net of federal tax benefit (1)	4.5	6.9	(12.8)
U.S. pension plan settlements and related charges (1)	–	–	(76.6)
Foreign earnings taxed at different rates (2)	75.4	51.4	56.2
GILTI high-tax exclusion election, net (3)	(22.8)	(12.5)	–
Foreign tax structuring and planning transactions (4)	–	–	(47.9)
Excess tax benefits associated with stock-based payments	(4.1)	(3.2)	(7.8)
Valuation allowance	(4.8)	(3.3)	2.0
U.S. federal research and development tax credits	(6.2)	(6.2)	(6.1)
Tax contingencies and audit settlements	3.9	(5.5)	(11.8)
Other items, net	(5.8)	(4.7)	(4.3)
Provision for (benefit from) income taxes	$248.6	$177.7	$(56.7)
(1)
Included in 2019 are tax effects of the pension plan settlement charges associated with the termination of the ADPP. In 2019, tax benefit o
f
 $102
million on the pretax charge was reflected in the tax provision computed at U.S. federal statutory rate and state taxes, net of federal tax benefit. Moreover, in 2019, the tax benefit of

$77
million related to the release of stranded tax effects in AOCI through the income statement was reflected in U.S. pension plan settlements and related charges.

(2)	All years included certain U.S. international tax provisions and foreign earnings taxed in the U.S., net of credits.
(3)
In 2021, we recognized $
14.1

million and $8.7 million of benefit related to GILTI exclusion elections made on our amended 2018 and originally filed 2020 U.S. federal tax returns, respectively. In 2020, we recognized $12.5 million of benefit related to a GILTI exclusion election we planned to make
on our amended 2019 U.S. federal tax return.

(4)
In 2019, we recognized a net tax benefit of $
47.9

million related to a foreign structuring transaction. This net benefit resulted from the elimination of recapture conditions to which our previously recognized net operating losses were subject. By eliminating these conditions, our losses became permanent, and the offsetting deferred tax liability related to future recapture was released.

Income before taxes from our U.S. and international operations
Income before taxes from our U.S. and international operations was as follows:

(In millions)	2021	2020	2019
U.S.	$88.0	$123.8	$(355.4)
International	904.6	613.5	604.9

Income before taxes	$992.6	$737.3	$249.5

Components of the temporary differences	The primary components of the temporary differences that gave rise to our deferred tax assets and liabilities were as follows:

(In millions)	2021	2020
Accrued expenses not currently deductible	$34.6	$28.1
Net operating loss carryforwards	154.4	161.4
Tax credit carryforwards	34.6	55.9
Stock-based compensation	13.6	10.7
Pension and other postretirement benefits	38.8	52.4
Inventory reserve	14.7	12.9
Lease liabilities	42.5	39.0
Other assets	25.3	16.1
Valuation allowance	(70.1)	(68.2)

Total deferred tax assets (1)	288.4	308.3
Depreciation and amortization	(268.9)	(80.2)
Repatriation accrual	(16.2)	(39.0)
Foreign operating loss recapture	(3.4)	(3.6)
Lease assets	(43.8)	(38.7)

Total deferred tax liabilities (1)	(332.3)	(161.5)

Total net deferred tax assets (liabilities) (2)	$(43.9)	$146.8
(1)	Reflect gross amounts before jurisdictional netting of deferred tax assets and liabilities.
(2)	2021 included deferred tax liabilities recognized as a result of the acquisition of Vestcom described in Note 2, “Acquisitions.”

Schedule of tax credit and net operating loss carryforwards	If unused, foreign net operating losses and tax credit carryforwards will expire as follows:

(In millions)	Net Operating Losses (1)	Tax Credits
Year of Expiry
2022	$1.7	$.4
2023	3.8	.4
2024	2.9	.2
2025	3.2	.2
2026	9.4	1.0
2027-2041	19.9	28.2
Indefinite life/no expiry	467.0	4.2

Total	$507.9	$34.6
(1)	Net operating losses are presented before tax effects and valuation allowance.

Reconciliation of the beginning and ending amounts of unrecognized tax benefits
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is set forth below
.

(In millions)	2021	2020
Balance at beginning of year	$72.0	$69.9
Additions for tax positions of current year	9.1	6.5
Additions (reductions) for tax positions of prior years, net	1.2	5.2
Settlements with tax authorities	(1.1)	(3.3)
Expirations of statutes of limitations	(5.2)	(8.7)
Changes due to translation of foreign currencies	(2.0)	2.4

Balance at end of year	$74.0	$72.0